Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,303	$ 3,035	$ 3,462
Less: deferred bonuses awarded, expected to be recognised in future periods	(337)	(323)	(387)
Total incentives awarded and recognised in the current year	2,966	2,712	3,075
Add: current year charges for deferred bonuses from previous years	336	371	483
Other	(78)	(128)	(40)
Income statement charge for incentive awards	$ 3,224	$ 2,955	$ 3,518